Other Liabilities, Provisions and Commitments - Summary of Nature and Amount of Loss Contingencies Recorded (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Total	$ 3,270	$ 3,887
Taxes
Disclosure of other provisions [line items]
Total	1,348	1,823	$ 2,066	$ 2,540
Labor
Disclosure of other provisions [line items]
Total	1,308	1,385	1,472	1,681
Legal
Disclosure of other provisions [line items]
Total	$ 614	$ 679	$ 612	$ 879